[Letterhead of Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, DC 20004-2415]

                                September 13, 1999


     MARY JANE WILSON-BILIK
   DIRECT LINE: (202) 383-0660
Internet:mjwilsonbilik@sablaw.com


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

  Re:      Allstate Life Insurance Company
           Allstate Financial Advisors Separate Account I
           Post-Effective Amendment No. 1 to Form N-4
           (File Nos. 333-77605; 811-09327)

Commissioners:

     On behalf of Allstate Life Insurance Company (the "Company"), and Allstate Financial Advisors Separate Account I (the "Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on August 6, 1999.

     If you have any questions or comments on this filing, please contact the undersigned at (202) 383-0660 or Stephen E. Roth at (202) 383-0158

                                       Sincerely,

                                       /s/  Mary Jane Wilson-Bilik
                                       ---------------------------
                                       Mary Jane Wilson-Bilik


cc:      Craig R. Edwards, Esq.
         Stephen E. Roth, Esq.